Revenues	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue
Revenue

The Partnership’s primary source of revenue is chartering its vessels to customers. The Partnership utilizes three primary forms of contracts consisting of time-charter contracts, voyage charter contracts and bareboat charter contracts. For a description of these contracts, see Item 18 – Financial Statements: Note 6 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019.

Revenue Table

The following tables contain the Partnership’s total revenue for the three and six months ended June 30, 2020 and 2019, by contract type and by segment.

	Three Months Ended June 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	135,761	—	—	135,761
Voyage charters	—	10,383	—	10,383
Management fees and other income	2,061	—	—	2,061
	137,822	10,383	—	148,205

	Three Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	133,684	—	2,369	136,053
Voyage charters	—	8,858	—	8,858
Bareboat charters	6,129	—	—	6,129
Management fees and other income	2,020	—	—	2,020
	141,833	8,858	2,369	153,060

	Six Months Ended June 30, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	266,306	—	—	266,306
Voyage charters	—	17,700	—	17,700
Management fees and other income	4,086	—	—	4,086
	270,392	17,700	—	288,092

	Six Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	264,459	—	5,131	269,590
Voyage charters	—	18,018	—	18,018
Bareboat charters	12,191	—	—	12,191
Management fees and other income	3,005	—	—	3,005
	279,655	18,018	5,131	302,804

The following table contains the Partnership’s total revenue for the three and six months ended June 30, 2020 and 2019, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	127,289	131,062	246,888	260,822
Interest income on lease receivables	12,595	12,969	25,261	25,763
Variable lease payments - cost reimbursements(1)	1,263	1,295	2,320	1,975
	141,147	145,326	274,469	288,560
Non-lease revenue
Non-lease revenue - related to sales-type or direct financing leases	4,997	5,714	9,537	11,239
Management fees and other income	2,061	2,020	4,086	3,005
	7,058	7,734	13,623	14,244
Total	148,205	153,060	288,092	302,804

(1)
Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charters accounted for as operating leases.

Net Investments in Direct Financing Leases and Sales-Type Leases

As at June 30, 2020, the Partnership had three LNG carriers, excluding the vessels in its equity-accounted joint ventures, that are accounted for as direct financing leases. For a description of the Partnership's LNG carriers accounted for as direct financing leases, see Item 18 – Financial Statements: Note 6 to the Partnership's audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2019.

As at December 31, 2019, the Partnership had two additional LNG carriers, the WilForce and the WilPride, that were chartered to Awilco LNG ASA (or Awilco) which were accounted for as sales-type leases. In January 2020, Awilco purchased both LNG carriers from the Partnership and paid the Partnership the associated purchase obligation, deferred hire amounts and interest on deferred hire amounts thereon, totaling over $260 million relating to these two vessels.

As at June 30, 2020, estimated lease payments to be received by the Partnership related to its direct financing leases in each of the next five years were approximately $32.3 million (remainder of 2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023), $64.3 million (2024) and an aggregate of $510.6 million thereafter. The leases are scheduled to end between 2029 and 2039.

Operating Leases

As at June 30, 2020, the minimum scheduled future rentals to be received by the Partnership in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $267.7 million (remainder of 2020), $475.8 million (2021), $371.7 million (2022), $307.0 million (2023), and $250.8 million (2024). Minimum scheduled future rentals on operating lease contracts do not include rentals from vessels in the Partnership’s equity-accounted joint ventures, rentals from unexercised option periods of contracts that existed on June 30, 2020, variable or contingent rentals, or rentals from contracts which were entered into or commenced after June 30, 2020. Therefore, the minimum scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.

Contract Liabilities

As at June 30, 2020, the Partnership had $26.4 million of advanced payments recognized as contract liabilities included in unearned revenue (December 31, 2019 – $24.9 million, June 30, 2019 – $20.8 million and January 1, 2019 – $26.4 million). The Partnership recognized $22.0 million and $20.3 million of revenue for the three months ended June 30, 2020 and 2019, respectively, that was recognized as a contract liability at the beginning of such three-month periods. The Partnership recognized $24.9 million and $26.4 million of revenue for the six months ended June 30, 2020 and 2019, respectively, that was recognized as a contract liability at the beginning of such six-month periods.